Loans Payable and Convertible Subordinated Notes - Additional Information (Detail) (USD $)		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended		1 Months Ended	9 Months Ended
	Oct. 24, 2011 Cereplast Italia Industrial plant and real estate	Dec. 31, 2010 Venture Loan Payable	Sep. 30, 2012 Venture Loan Payable	Dec. 31, 2011 Venture Loan Payable	Dec. 21, 2010 Venture Loan Payable	Dec. 31, 2010 Venture Loan Payable Warrant	Dec. 21, 2010 Venture Loan Payable Warrant	Sep. 30, 2012 Loan A	Dec. 31, 2011 Loan A	Dec. 21, 2010 Loan A	Sep. 30, 2012 Loan B	Dec. 31, 2011 Loan B	Dec. 21, 2010 Loan B	Dec. 31, 2010 Promissory Note to Purchase Automobile M	May 31, 2011 Convertible Subordinated Notes	Sep. 30, 2012 Convertible Subordinated Notes	Dec. 31, 2011 Convertible Subordinated Notes	Sep. 30, 2012 Convertible Subordinated Notes Maximum	Dec. 31, 2011 Convertible Subordinated Notes Maximum	Jun. 30, 2012 Convertible Subordinated Notes Exchange Agreement	Jun. 02, 2012 Convertible Subordinated Notes Exchange Agreement	Oct. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate	Sep. 30, 2012 Mortgage Payable Cereplast Italia Industrial plant and real estate	Dec. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate	Sep. 30, 2012 Mortgage Payable Cereplast Italia Industrial plant and real estate Gepafin	Dec. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate Gepafin	Sep. 30, 2012 Mortgage Payable Cereplast Italia Industrial plant and real estate Eurofidi	Dec. 31, 2011 Mortgage Payable Cereplast Italia Industrial plant and real estate Eurofidi	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Intesa Sanpaolo	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Intesa Sanpaolo	Oct. 24, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Intesa Sanpaolo	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Unicredit Bank	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Unicredit Bank	Oct. 24, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Unicredit Bank	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Intesa Sanpaolo	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Intesa Sanpaolo	Sep. 30, 2012 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Unicredit Bank	Dec. 31, 2011 Credit Facility Cereplast Italia Industrial plant and real estate Eurofidi Unicredit Bank	Jun. 30, 2012 Amended Venture Loan Payable	Jun. 29, 2012 Amended Venture Loan Payable	Sep. 30, 2012 Amended Venture Loan Payable Restated and amended warrant	Jun. 30, 2012 Amended Venture Loan Payable Restated and amended warrant	Sep. 30, 2012 Short-Term Convertible Notes	Sep. 30, 2012 Asher Note Item	Jul. 03, 2012 Asher Note	Sep. 30, 2012 Asher Note Maximum	Sep. 30, 2012 Asher Note Minimum	Jun. 30, 2012 JMJ Note D	Sep. 30, 2012 JMJ Note Item	Jun. 26, 2012 JMJ Note	Sep. 30, 2012 JMJ Note Warrant	Jun. 26, 2012 JMJ Note Warrant
Debt Instrument [Line Items]
Total loan commitment					$ 5,000,000					$ 2,500,000			$ 2,500,000
Maturity period of loan								39 months	39 months		39 months	39 months											15 years	15 years					8 months	8 months		18 months	18 months
Interest rate (as a percent)			12.00%	12.00%										7.70%		7.00%	7.00%																											8.00%						0.00%
Variable rate basis			One month LIBOR	One month LIBOR																			Euribor (6-month)	Euribor (6-month)					Euribor (3 month)	Euribor (3 month)		Euribor (3 month)	Euribor (3 month)
Maximum rate used in calculation of variable rate (as a percent)			12.00%	12.00%
Number of business days preceding the funding of loan used for determination of the variable rate			5 days	5 days
Percentage deducted from variable rate			0.30%	0.30%
Period of payment of interest		9 months																					2 years	2 years
Period of payment of principal			30 months	30 months
Term of warrants						7 years
Shares of common stock that can be purchased in exercise of warrants							140,000																																225,000			140,000							1,886,792
Exercise price of warrants (in dollars per share)							4.40																																	0.01		0.26							0.21	0.21
Relative fair value of the new Warrant							200,000																																			117,000									344,000	198,113
Deferred debt issuance costs		400,000													1,300,000
Principal amount														20,359																															206,500					1,100,000
Debt term														60																																		180
Total loan commitment															12,500,000							4,500,000
Conversion rate (in shares per USD)																0.1724138	0.1724138			1
Conversion price (in dollars per share)																$ 5.80	$ 5.80				$ 1.00
Rate of conversion for issuance of additional shares (in shares per USD)																		0.025606	0.025606
Total rate of conversion (in shares per USD)																		0.1980198	0.1980198
Number of shares of common stock into which notes are convertible																9,586,207	2,155,173
Aggregate purchase price	6,500,000
Interest rate margin (as a percent)																							5.70%	5.70%
Percentage of principal guaranteed																									20.00%	20.00%									60.00%	60.00%	60.00%	60.00%
Term of guarantee obtained																									10 years	10 years
Principal guaranteed																											500,000	500,000
Maximum borrowing capacity																															700,000			800,000
Floating interest rate (as a percent)																													5.85%	5.85%		5.93%	5.93%
Period for which interest is deferred																													2 months	2 months
Period from receiving written notice after which payments will be assessed a late payment fee			5 days
Late payment fee (as a percent)			4.00%
Change in relative fair value of the amended Warrant																																									32,000
Debt payable																																											646,500
Discount (in dollars)																																											289,957
Repayment options, percentage of principal amount beginning 90 days from the issuance date																																														135.00%	100.00%
Minimum period for exercising repayment options of debt																																												90 days
Conversion price as percentage of average of the lowest trading prices for common stock																																												70.00%					80.00%
Number of lowest trading prices of common stock considered for conversion price calculation																																												5					3
Number of days prior to conversion date used for calculating conversion price																																												90 days					20 days
Original Issue Discount																																																0.10
Warrant issued (as a percent)																																																100.00%
Consideration received																																																	400,000
Principal Sum																																																	$ 440,000